STATUTORY RESERVE AND RESTRICTED NET ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
STATUTORY RESERVE AND RESTRICTED NET ASSETS [Abstract]
Percentage of after-tax profits required to be allocated to general reserve	10.00%
General reserve as a percentage of registered capital up to which after-tax profit of PRC subsidiaries and VIEs shall be transferred	50.00%
Appropriation to statutory reserve
Aggregate amount of net assets of the relevant subsidiaries and VIE entities in the Company not available for distribution	$ 350,823